Norwood Financial Corp (Parent Company Only) Financial Information (Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	$ 16,212	$ 14,900
Securities available for sale	281,121	302,564
Other assets	2,260	2,359
Total Assets	1,132,916	1,111,183
Liabilities	1,017,177	1,000,104
Stockholders' equity	115,739	111,079	$ 100,998	$ 99,041
Total Liabilities and Stockholders' Equity	1,132,916	1,111,183
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	4,782	3,005
Securities available for sale		397
Investment in bank subsidiary	110,218	105,138
Other assets	2,858	4,539
Total Assets	117,858	113,079
Liabilities	2,119	2,000
Stockholders' equity	115,739	111,079
Total Liabilities and Stockholders' Equity	$ 117,858	$ 113,079